Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (79,304,563)	$ (61,434,165)	$ (42,716,625)
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	1,471,576,261	1,455,818,442	1,201,061,930
Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	1,471,576,261	1,455,818,442	1,201,061,930
Basic earnings per share	$ (0.0539)	$ (0.0422)	$ (0.0356)
Diluted earnings per share	$ (0.0539)	$ (0.0422)	$ (0.0356)